Write-Downs of Long-Lived Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 506	¥ 538
Real Estate
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	102	440
Corporate Financial Services and Maintenance Leasing
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	102	36
PE Investment and Concession
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	59	34
Environment and Energy
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 243	¥ 28